NON-CONTROLLING INTEREST (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Noncontrolling interests	$ 49,754	$ 43,940
Profit (loss), attributable to non-controlling interests	$ 7,206	$ (7,774)
Yaramoko Mine [member] | Government of Burkina Faso [Member]
Noncontrolling interests ownership percentage	10.00%
Noncontrolling interests	$ 3,379
Profit (loss), attributable to non-controlling interests	$ 2,600
Seguela Project [Member] | Government of Cte d'Ivoire [Member]
Noncontrolling interests ownership percentage	10.00%
Noncontrolling interests	$ 46,376
Profit (loss), attributable to non-controlling interests	$ 4,700